Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring	The following table includes the estimated fair value, carrying value and categorization using the fair value hierarchy of those assets and liabilities that are measured at their estimated fair value on a recurring and non-recurring basis, as well as certain financial instruments that are not measured at fair value on a recurring basis.

		December 31, 2022		December 31, 2021
	Fair Value Hierarchy Level	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $
Recurring:
Cash, cash equivalents and restricted cash (note 16c)	Level 1	187,361	187,361	55,928	55,928
Derivative instruments (note 11)
Interest rate swap agreement	Level 2	3,709	3,709	550	550
Freight forward agreements	Level 2	—	—	(4)	(4)

Non-recurring:
Assets held for sale (note 19)	Level 2			40,854	40,854
Equity-accounted joint venture (note 5)	Level 2			9,174	9,174

Other:
Short-term debt (note 8)	Level 2	—	—	(25,000)	(25,000)
Advances to equity-accounted joint venture (note 5)	Level 2	6,780	Note (1)	3,780	3,780
Long-term debt, including current portion (note 9)	Level 2	—	—	(320,291)	(325,509)
Obligations related to finance leases, including current portion (note 10)	Level 2	(532,760)	(533,977)	(294,481)	(306,386)
(1)The advances to its equity-accounted joint venture, together with the Company’s investment in the equity-accounted joint venture, form the net aggregate carrying value of the Company’s interests in the equity-accounted joint venture in these consolidated financial statements. As at December 31, 2022, the fair values of the individual components of such aggregate interests were not determinable. As at December 31, 2021, the Company's investment in its equity-accounted joint venture was written-down to its estimated fair value. At such time, the fair value of the Company's advance to its equity-accounted joint venture was estimated to approximate its carrying value.